Investment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment

4. Investment

The Company owns 43,898 common shares in Lantern Pharma Inc. (NasdaqCM) (“Lantern” or “Lantern shares”) as a result of a prior license agreement made with Lantern Pharma in 2017. During June 2020 Lantern Pharma became publicly listed. As at June 30, 2021 the fair market value of the shares was $641. Accordingly, for the three months ended June 30, 2021 the Company has recognized a finance loss on the Lantern shares of $67 and a foreign exchange gain of $10 (2020: finance gain of $411 and foreign exchange loss of $8). For the six months ended June 30, 2021 the Company has recognized a finance loss on the Lantern shares of $180 and a $24 foreign exchange (2020: finance gain of $411 and foreign exchange loss of $8).

6. Investment

The Company owns 43,898 common shares in Lantern Pharma Inc. (NasdaqCM) (“Lantern” or “Lantern shares”) as a result of a prior license agreement made with Lantern Pharma in 2017. During June 2020 Lantern Pharma became publicly listed. As at December 31, 2020 the fair market value of the shares was $845.

	December 31,
	2020 $	2019 $
Opening balance	137	137
Gain recognition	708	—
Ending balance	845	137